UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 26th Floor
           New York, NY 10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kristi Biondo
Title:  Chief Financial Officer
Phone:  (212) 201-7850

Signature,  Place,  and  Date  of  Signing:

/s/ Kristi Biondo                  New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      141,869
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     028-13171             Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATLAS ENERGY LP            COM UNITS LP     04930A104   27,075   779,365 SH       DEFINED    1,2,3      779,365      0    0
ATLAS RESOURCE PARTNERS LP COM UNT LTD PR   04941A101    3,483   155,000 SH       DEFINED    1,2,3      155,000      0    0
CEDAR FAIR L P             DEPOSITRY UNIT   150185106   34,022 1,017,107 SH       DEFINED    1,2,3    1,017,107      0    0
CHRISTOPHER & BANKS CORP   COM              171046105   14,115 2,589,917 SH       DEFINED    1,2,3    2,589,917      0    0
HOMESTREET INC             COM              43785V102   18,394   719,916 SH       DEFINED    1,2,3      719,916      0    0
KINDER MORGAN INC DEL      *W EXP 05/25/201 49456B119    2,272   601,000 SH       DEFINED    1,2,3      601,000      0    0
PHH CORP                   COM NEW          693320202    1,438    63,214 SH       DEFINED    1,2,3       63,214      0    0
PROSPECT GLOBAL RES INC    COM              74348X103    1,706 3,676,471 SH       DEFINED    1,2,3    3,676,471      0    0
RESEARCH FRONTIERS INC     COM              760911107    2,212   591,551 SH       DEFINED    1,2,3      591,551      0    0
SIX FLAGS ENTMT CORP NEW   COM              83001A102   12,146   198,458 SH       DEFINED    1,2,3      198,458      0    0
SUSSER PETE PARTNERS LP    COM U REP LP     869239103    4,931   196,000 SH       DEFINED    1,2,3      196,000      0    0
VIRGIN MEDIA INC           COM              92769L101   18,647   507,400 SH       DEFINED    1,2,3      507,400      0    0
VITRAN CORP INC            COM              92850E107    1,428   293,893 SH       DEFINED    1,2,3      293,893      0    0


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